CONVERTIBLE NOTE (Details Narrative)		9 Months Ended	12 Months Ended
	Nov. 26, 2024 USD ($) $ / shares shares	Oct. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares		Jul. 24, 2024 USD ($)	Jul. 24, 2024 CNY (¥)
Short-Term Debt [Line Items]
Convertible note | $			$ 604,664	$ 868,925
Common Stock [Member]
Short-Term Debt [Line Items]
Issuance of shares | shares			5,651,591	60,000	[1]
Common Stock [Member] | Utah Limited [Member]
Short-Term Debt [Line Items]
Issuance of shares | shares			188,387
Convertible Note [Member]
Short-Term Debt [Line Items]
Debt instrument description	the Company may prepay all or a portion of the Convertible Note at any time by paying 110% of the Outstanding Balance elected for pre-payment. From the date of the issuance and sale of the Convertible Note and the Pre-Delivery Shares to the maturity date, the Company can extend the maturity date up to twice, for six months each time, and each exercise of this right will increase the Outstanding Balance by 5%. However, the Company can only exercise the right if: (i) for the first exercise, the Outstanding Balance is $850,000 or less, and for the second, it is $425,000 or less; (ii) no Trigger Event has occurred before the exercise date; (iii) the company has not received a non-qualification letter regarding any Nasdaq listing rule.
Securities Purchase Agreement [Member] | Pre-Delivery Shares [Member]
Short-Term Debt [Line Items]
Issuance of shares | shares	1,800,000
Nominal fee | $	$ 180
Securities Purchase Agreement [Member] | Pre-Delivery Shares [Member] | Utah Limited [Member]
Short-Term Debt [Line Items]
Issuance of shares | shares	60,000
Securities Purchase Agreement [Member] | Convertible Note [Member]
Short-Term Debt [Line Items]
Principal amount | $	$ 1,851,000
Interest rate	7.00%
Original issue discount | $	$ 151,000
Floor price | $ / shares	$ 0.178
Securities Purchase Agreement [Member] | Investor [Member]
Short-Term Debt [Line Items]
Convertible debt						$ 4,800,000	¥ 35,000,000
Repayment from debt | ¥		¥ 35,000,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the Reverse Recapitalization and the Share Combination (Note 1).